Intangible Assets	12 Months Ended
Dec. 31, 2018
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Intangible Assets

13. Intangible Assets

	Client Relationships $	Contract Backlog $	Software $	Other $	Total $	Total Lease Disadvantage (note 19) $

Cost
December 31, 2016	399.0	55.5	97.6	38.4	590.5	(10.3)
Additions	-	-	5.7	-	5.7	-
Additions arising on acquisitions	3.2	2.7	-	0.2	6.1	-
Disposals - Innovyze	(78.1)	-	(19.1)	(6.1)	(103.3)	-
Disposals - other	-	-	(3.3)	-	(3.3)	-
Removal of fully amortized assets	(13.8)	(6.2)	(15.7)	(3.1)	(38.8)	2.5
Impact of foreign exchange	(20.8)	(4.1)	0.4	(1.9)	(26.4)	0.6

December 31, 2017	289.5	47.9	65.6	27.5	430.5	(7.2)
Additions	-	-	33.2	-	33.2	-
Additions arising on acquisitions	25.1	5.7	0.2	2.0	33.0	-
Discontinued operations (note 8)	(19.7)	-	(5.3)	(4.4)	(29.4)	-
Removal of fully amortized assets	(3.9)	(46.2)	(18.8)	(10.8)	(79.7)	3.1
Impact of foreign exchange	16.3	1.1	0.3	0.7	18.4	(0.3)

December 31, 2018	307.3	8.5	75.2	15.0	406.0	(4.4)

Accumulated amortization
December 31, 2016	85.0	19.2	28.2	8.6	141.0	(5.5)
Amortization - continuing operations	28.2	22.3	16.4	7.9	74.8	(1.8)
Amortization - discontinued operations	2.0	4.1	0.8	0.4	7.3	(0.1)
Disposals - Innovyze	(7.2)	-	(1.1)	-	(8.3)	-
Disposals - other	-	-	(2.7)	-	(2.7)	-
Removal of fully amortized assets	(13.8)	(6.2)	(15.7)	(3.1)	(38.8)	2.5
Impact of foreign exchange	(3.8)	(1.8)	1.0	(0.6)	(5.2)	0.4

December 31, 2017	90.4	37.6	26.9	13.2	168.1	(4.5)
Amortization - continuing operations	26.9	9.9	25.7	3.6	66.1	(1.1)
Amortization - discontinued operations	1.8	1.4	0.7	1.8	5.7	(0.1)
Discontinued operations (note 8)	(4.9)	-	(1.9)	(2.4)	(9.2)	-
Removal of fully amortized assets	(3.9)	(46.2)	(18.8)	(10.8)	(79.7)	3.1
Impact of foreign exchange	5.9	0.9	0.1	0.4	7.3	(0.3)

December 31, 2018	116.2	3.6	32.7	5.8	158.3	(2.9)

Net book value
December 31, 2017	199.1	10.3	38.7	14.3	262.4	(2.7)

December 31, 2018	191.1	4.9	42.5	9.2	247.7	(1.5)

Once an intangible asset is fully amortized, the gross carrying amount and related accumulated amortization are removed from the accounts. Software includes finance leases with a net book value of $19.1 (2017 – $16.5). The non-cash portion of additions was $15.1 for 2018 (2017 – nil), and was excluded from the statement of cash flows.

In accordance with its accounting policies in note 4, the Company tests intangible assets for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. To determine indicators of impairment of intangible assets, the Company considers external sources of information such as prevailing economic and market conditions and internal sources of information such as the historical and expected financial performance of the intangible assets. If indicators of impairment are present, the Company determines recoverability based on an estimate of discounted cash flows, using the higher of either the value in use or the fair value less costs of disposal method. The measurement of impairment loss is based on the amount that the carrying amount of an intangible asset exceeds its recoverable amount at the CGU level. As part of the impairment test, the Company updates its future cash flow assumptions and estimates, including factors such as current and future contracts with clients, margins, market conditions, and the useful lives of the assets. During 2018, the Company concluded that there were no indicators of impairment related to intangible assets.